Related Party Transactions (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 30, 2021 USD ($)	Mar. 30, 2021 CAD ($)	Mar. 08, 2021 USD ($)	Mar. 08, 2021 CAD ($)	Sep. 15, 2020 USD ($)	Sep. 15, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	$ 56,342		$ 13,831
Portfolio and other management fee income	315,753	$ 69,000
Professional fees expense	$ 244,490	$ 131,121
Number of shares issued | shares	2,000,000	1,416,667		1,416,667
Trade and other payables	$ 242,513	$ 70,833
Number of share options exercised in share-based payment arrangement | shares	50,000		3,910,000
Notional amount					$ 29,528	$ 37,500	$ 89,198	$ 112,500	$ 9,870	$ 13,000
Notes receivable			$ 532,485
Due from related parties			$ 517,985
Interest rate			5.00%
Maturity date description			mature between one to two years from grant
Promissory Note Agreements [Member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 518,820		$ 648,078
Stock options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares		670,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		5,146,667		5,146,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement | shares		4,476,667
Director [Member]
IfrsStatementLineItems [Line Items]
Professional fees expense	$ 18,000	$ 18,000